Share-based Payment (Tables)	12 Months Ended
Mar. 31, 2023
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Significant Terms and Conditions of Stock Option Plan	The following table provides an overview of the significant terms and conditions of the stock option plan.

	Title of grantees	Exercise period	Requisite service period	Method of settlement
SMFG Stock Acquisition Rights	Directors, corporate auditors and executive officers of SMFG and SMBC	Not exceeding 30 years from the date of allocation of stock acquisition rights (1)	One year from the date of the ordinary general meeting of shareholders of SMFG to the closing of the next ordinary general meeting of shareholders of SMFG	Common stock of SMFG

(1)
A stock acquisition rights holder can exercise the rights from the day they are relieved of their positions either as a director, a corporate auditor or an executive officer (“Start of Exercise Date”) to 20 years from the Start of Exercise Date.

Number and Weighted Average Exercise Prices of Stock Options
The number and the weighted average exercise prices of stock options for the fiscal years ended March 31, 2023 and 2022 were as follows:

	For the fiscal year ended March 31,
	2023		2022
	Number of options (1)	Weighted average exercise price	Number of options (1)	Weighted average exercise price
Outstanding at beginning of period	537,900	¥1	634,700	¥1
Exercised	(110,100)	1	(96,800)	1

Outstanding at end of period	427,800	¥1	537,900	¥1

Exercisable at end of period	296,200	¥1	332,200	¥1

(1)	Number of options is the number of SMFG’s common stock granted by the exercise of stock options.

Summarized Information about Stock Options Outstanding
Summarized information about stock options outstanding at March 31, 2023 and 2022 was as follows:

		At March 31,
		2023		2022
	Exercise price	Number of options	Remaining contractual lives in years	Number of options	Remaining contractual lives in years
SMFG Stock Acquisition Rights	¥1	427,800	20.1	537,900	21.3

Summary of Restricted Shares
The number of restricted shares and the fair value of restricted shares at the me asu
rement date for the fiscal years ended March 31, 2023 and 2022 were as follows:

	For the fiscal year ended March 31,
	2023	2022
Outstanding at beginning of period	1,399,680	1,266,013
Allotted	329,092	322,041
Released	(221,673)	(179,557)
Forfeited	—	(8,817)

Outstanding at end of period	1,507,099	1,399,680

Fair value at measurement date	¥4,004	¥3,749